Label	Element	Value
Cumulative Adjustment Arising From Change In Measurement Attribute, Initial Application Of IFRS Standard	tigo_CumulativeAdjustmentArisingFromChangeInMeasurementAttributeInitialApplicationOfIFRSStandard	$ 6,000,000
Retained earnings [member]
Cumulative Adjustment Arising From Change In Measurement Attribute, Initial Application Of IFRS Standard	tigo_CumulativeAdjustmentArisingFromChangeInMeasurementAttributeInitialApplicationOfIFRSStandard	10,000,000	[2]
Non-controlling interests [member]
Cumulative Adjustment Arising From Change In Measurement Attribute, Initial Application Of IFRS Standard	tigo_CumulativeAdjustmentArisingFromChangeInMeasurementAttributeInitialApplicationOfIFRSStandard	(4,000,000)
Equity attributable to owners of parent [member]
Cumulative Adjustment Arising From Change In Measurement Attribute, Initial Application Of IFRS Standard	tigo_CumulativeAdjustmentArisingFromChangeInMeasurementAttributeInitialApplicationOfIFRSStandard	$ 10,000,000

[1]	“IFRS 15, “Revenue from contracts with customers” and IFRS 9, “Financial Instruments” were adopted effective January 1, 2018 using the modified retrospective method. The impact of adoption was recorded as an adjustment to retained profits.
[2]	Retained profits – includes profit for the year attributable to equity holders, of which $310 million (2019: $306 million; 2018: $324 million) are not distributable to equity holders.